Commitments and Contingencies (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 USD ($)	Jan. 01, 2024
Commitments and Contingencies [Line Items]
Royalties amount	$ 46
Net of royalties paid			$ 1,980
Percentage of secured overnight financing rate				0.71513%
Deposit as collateral	31	₪ 114
Plaintiff claims	64,258	₪ 234,349
Bank Guarantee [Member]
Commitments and Contingencies [Line Items]
Deposit as collateral	$ 15
Israeli Innovation Authority [Member]
Commitments and Contingencies [Line Items]
Percentage of royalties rate	3.00%	3.00%
Total grants received			$ 2,676
Individual Claim [Member]
Commitments and Contingencies [Line Items]
Plaintiff claims	$ 8,226	₪ 30,000
Class Action [Member]
Commitments and Contingencies [Line Items]
Plaintiff claims	$ 44,820	₪ 163,459